Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of April 2017

Collection Period Start	1-Apr-17	Distribution Date	15-May-17
Collection Period End	30-Apr-17	30/360 Days	30
Beg. of Interest Period	17-Apr-17	Actual/360 Days	28
End of Interest Period	15-May-17
SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,200,831,096.32	1,173,604,848.04	0.8647506
Total Securities		1,357,159,875.53	1,200,831,096.32	1,173,604,848.04	0.8647506
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	349,535,902.42	330,452,083.53	0.8812056
Class A-2b Notes	1.273890%	160,000,000.00	149,135,318.37	140,992,888.98	0.8812056
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	19,083,818.89	367,012.70	50.8901837	0.9787005
Class A-2b Notes	8,142,429.39	147,763.77	50.8901837	0.9235236
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	27,226,248.28	1,129,918.14
I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,285,917.83
Monthly Interest				4,983,125.54
Total Monthly Payments				20,269,043.37

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				809,267.72
Aggregate Sales Proceeds Advance				4,064,744.07
Total Advances				4,874,011.79

Vehicle Disposition Proceeds:
Reallocation Payments				4,003,161.39
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,483,542.43
Excess Wear and Tear and Excess Mileage				30,418.18
Remaining Payoffs				0.00
Net Insurance Proceeds				1,068,022.39
Residual Value Surplus				79,360.11
Total Collections				36,807,559.66

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,000,025.39			192
Involuntary Repossession	417,251.00			25
Voluntary Repossession	507,887.00			29
Full Termination	-			-
Bankruptcty	77,998.00			4
Insurance Payoff		1,044,321.48		59
Customer Payoff			95,606.39	5
Grounding Dealer Payoff			3,766,457.42	158
Dealer Purchase			1,669,343.02	65
Total	4,003,161.39	1,044,321.48	5,531,406.83	537

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of April 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	63,283	1,449,824,551.18	7.00000%	1,200,831,096.32
Total Depreciation Received		(19,619,456.79)		(14,899,141.12)
Principal Amount of Gross Losses	(100)	(2,180,135.95)		(1,803,063.47)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(230)	(4,282,672.86)		(3,434,701.13)
Scheduled Terminations	(345)	(8,097,431.49)		(7,089,342.56)
Pool Balance - End of Period	62,608	1,415,644,854.09		1,173,604,848.04

Remaining Pool Balance
Lease Payment				363,207,402.34
Residual Value				810,397,445.70
Total				1,173,604,848.04

III. DISTRIBUTIONS

Total Collections					36,807,559.66
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,807,559.66

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					418,447.30
3. Reimbursement of Sales Proceeds Advance					1,597,461.26
4. Servicing Fee:
Servicing Fee Due					1,000,692.58
Servicing Fee Paid					1,000,692.58
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,016,601.14

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					367,012.70

Class A-2a Notes Monthly Interest Paid					367,012.70
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					147,763.77

Class A-2b Notes Monthly Interest Paid					147,763.77
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					485,000.00

Class A-3 Notes Monthly Interest Paid					485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of April 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67

Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,129,918.14
Total Note and Certificate Monthly Interest Paid	1,129,918.14
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,661,040.38

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	27,226,248.28

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	27,226,248.28
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,434,792.10

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of April 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			20,357,398.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,357,398.13
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,434,792.10
Gross Reserve Account Balance			25,792,190.23
Remaining Available Collections Released to Seller			5,434,792.10
Total Ending Reserve Account Balance			20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity			18.00
Monthly Prepayment Speed			84%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,102,480.60
Securitization Value of Defaulted Receivables and Casualty Receivables		1,803,063.47	100
Aggregate Defaulted and Casualty Gain (Loss)		299,417.13
Pool Balance at Beginning of Collection Period		1,200,831,096.32
Net Loss Ratio
Current Collection Period		0.0249%
Preceding Collection Period		-0.0007%
Second Preceding Collection Period		-0.0461%
Third Preceding Collection Period		-0.0448%

Cumulative Net Losses for all Periods		0.1064%	1,443,432.53

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.62%	7,471,713.51	373
61-90 Days Delinquent	0.14%	1,639,718.26	91
91-120+ Days Delinquent	0.05%	637,640.23	30
More than 120 Days	0.00%	23,813.97	2
Total Delinquent Receivables:	0.81%	9,772,885.97	496

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.19%	0.19%
Preceding Collection Period		0.16%	0.16%
Second Preceding Collection Period		0.21%	0.19%
Third Preceding Collection Period		0.23%	0.22%

60 Day Delinquent Receivables		2,697,252.16
Delinquency Percentage		0.22%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		3,000,025.39	192
Securitization Value		3,244,126.87	192
Aggregate Residual Gain (Loss)		(244,101.48)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		12,622,137.78	817
Cumulative Securitization Value		14,313,794.56	817
Cumulative Residual Gain (Loss)		(1,691,656.78)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			3,228,988.66
Reimbursement of Outstanding Advance			1,597,461.26
Additional Advances for current period			4,064,744.07
Ending Balance of Residual Advance			5,696,271.47

Beginning Balance of Payment Advance			1,480,344.11
Reimbursement of Outstanding Payment Advance			418,447.30
Additional Payment Advances for current period			809,267.72
Ending Balance of Payment Advance			1,871,164.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of April 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO